Inventories and other current intangibles (Tables)	12 Months Ended
Mar. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Schedule of inventories

	2019	2018
	£m	£m
Fuel stocks	99	78
Raw materials and consumables	184	190
Current intangible assets – emission allowances	87	73
	370	341